Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund III
Entity Central Index Key	0000927384
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
VIP Value Strategies Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Value Strategies Portfolio
Class Name	VIP Value Strategies Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within industrials, where our stock picks in capital goods hurt most. Also hurting our result was stock picking in health care and financials.
•The biggest individual relative detractor was an overweight in Acadia Healthcare (-64%). This period we increased our stake in Acadia Healthcare. A second notable relative detractor was an overweight in Molina Healthcare (-41%). This period we increased our stake in Molina Healthcare. The company was among the fund's largest holdings this period. Another notable relative detractor was an overweight in Global Payments (-31%). The company was one of our largest holdings this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the technology hardware & equipment industry. Picks and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted relative performance. Also contributing to our result were stock picks in energy.
•The top individual relative contributor was an overweight in Sandisk (+388%). This was an investment we established this period. The company was among the fund's largest holdings at period end. The second-largest relative contributor was an overweight in Western Digital (+240%). This was an investment we established this period. The stock was the fund's largest holding at period end. A non-benchmark stake in CVS Health gained 83% and notably helped. The stock was among our biggest holdings, though we trimmed our stake this period.
•Notable changes in positioning include higher allocations to the health care and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,927 $13,013 $10,736 $14,396 $15,551 $20,736 $19,212 $23,171 $25,294 $27,242 Russell Midcap® Value Index $10,000 $12,000 $13,601 $11,930 $15,158 $15,910 $20,419 $17,962 $20,246 $22,892 $25,421 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 7.70% 11.87% 10.54% Russell Midcap® Value Index 11.05% 9.83% 9.78% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 950,516,371
Holdings Count | shares	113
Advisory Fees Paid, Amount	$ 5,457,924
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$950,516,371
Number of Holdings	113
Total Advisory Fee	$5,457,924
Portfolio Turnover	62%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.8 Financials 17.0 Consumer Discretionary 10.9 Information Technology 9.0 Health Care 8.9 Energy 7.6 Real Estate 7.0 Materials 6.5 Utilities 5.4 Consumer Staples 4.8 Communication Services 2.1 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 92.6 Canada 3.7 Puerto Rico 1.0 Zambia 0.9 Portugal 0.8 Hong Kong 0.6 Spain 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 3.7 Puerto Rico - 1.0 Zambia - 0.9 Portugal - 0.8 Hong Kong - 0.6 Spain - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 2.5 Sandisk Corp/DE 2.1 First Solar Inc 1.6 CVS Health Corp 1.4 Sempra 1.3 First Citizens BancShares Inc/NC Class A 1.3 Imperial Oil Ltd 1.3 Weatherford International PLC 1.2 OneMain Holdings Inc 1.2 Lithia Motors Inc Class A 1.2 15.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Value Strategies Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Value Strategies Portfolio
Class Name	VIP Value Strategies Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within industrials, where our stock picks in capital goods hurt most. Also hurting our result was stock picking in health care and financials.
•The biggest individual relative detractor was an overweight in Acadia Healthcare (-64%). This period we increased our stake in Acadia Healthcare. A second notable relative detractor was an overweight in Molina Healthcare (-41%). This period we increased our stake in Molina Healthcare. The company was among the fund's largest holdings this period. Another notable relative detractor was an overweight in Global Payments (-31%). The company was one of our largest holdings this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the technology hardware & equipment industry. Picks and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted relative performance. Also contributing to our result were stock picks in energy.
•The top individual relative contributor was an overweight in Sandisk (+388%). This was an investment we established this period. The company was among the fund's largest holdings at period end. The second-largest relative contributor was an overweight in Western Digital (+240%). This was an investment we established this period. The stock was the fund's largest holding at period end. A non-benchmark stake in CVS Health gained 83% and notably helped. The stock was among our biggest holdings, though we trimmed our stake this period.
•Notable changes in positioning include higher allocations to the health care and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,948 $13,051 $10,789 $14,489 $15,674 $20,921 $19,416 $23,449 $25,624 $27,651 Russell Midcap® Value Index $10,000 $12,000 $13,601 $11,930 $15,158 $15,910 $20,419 $17,962 $20,246 $22,892 $25,421 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 7.91% 12.02% 10.71% Russell Midcap® Value Index 11.05% 9.83% 9.78% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 950,516,371
Holdings Count | shares	113
Advisory Fees Paid, Amount	$ 5,457,924
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$950,516,371
Number of Holdings	113
Total Advisory Fee	$5,457,924
Portfolio Turnover	62%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.8 Financials 17.0 Consumer Discretionary 10.9 Information Technology 9.0 Health Care 8.9 Energy 7.6 Real Estate 7.0 Materials 6.5 Utilities 5.4 Consumer Staples 4.8 Communication Services 2.1 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 92.6 Canada 3.7 Puerto Rico 1.0 Zambia 0.9 Portugal 0.8 Hong Kong 0.6 Spain 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 3.7 Puerto Rico - 1.0 Zambia - 0.9 Portugal - 0.8 Hong Kong - 0.6 Spain - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 2.5 Sandisk Corp/DE 2.1 First Solar Inc 1.6 CVS Health Corp 1.4 Sempra 1.3 First Citizens BancShares Inc/NC Class A 1.3 Imperial Oil Ltd 1.3 Weatherford International PLC 1.2 OneMain Holdings Inc 1.2 Lithia Motors Inc Class A 1.2 15.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Value Strategies Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Value Strategies Portfolio
Class Name	VIP Value Strategies Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within industrials, where our stock picks in capital goods hurt most. Also hurting our result was stock picking in health care and financials.
•The biggest individual relative detractor was an overweight in Acadia Healthcare (-64%). This period we increased our stake in Acadia Healthcare. A second notable relative detractor was an overweight in Molina Healthcare (-41%). This period we increased our stake in Molina Healthcare. The company was among the fund's largest holdings this period. Another notable relative detractor was an overweight in Global Payments (-31%). The company was one of our largest holdings this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the technology hardware & equipment industry. Picks and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted relative performance. Also contributing to our result were stock picks in energy.
•The top individual relative contributor was an overweight in Sandisk (+388%). This was an investment we established this period. The company was among the fund's largest holdings at period end. The second-largest relative contributor was an overweight in Western Digital (+240%). This was an investment we established this period. The stock was the fund's largest holding at period end. A non-benchmark stake in CVS Health gained 83% and notably helped. The stock was among our biggest holdings, though we trimmed our stake this period.
•Notable changes in positioning include higher allocations to the health care and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $10,953 $13,067 $10,797 $14,498 $15,696 $20,951 $19,462 $23,499 $25,701 $27,730 Russell Midcap® Value Index $10,000 $12,000 $13,601 $11,930 $15,158 $15,910 $20,419 $17,962 $20,246 $22,892 $25,421 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 7.89% 12.06% 10.74% Russell Midcap® Value Index 11.05% 9.83% 9.78% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 950,516,371
Holdings Count | shares	113
Advisory Fees Paid, Amount	$ 5,457,924
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$950,516,371
Number of Holdings	113
Total Advisory Fee	$5,457,924
Portfolio Turnover	62%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.8 Financials 17.0 Consumer Discretionary 10.9 Information Technology 9.0 Health Care 8.9 Energy 7.6 Real Estate 7.0 Materials 6.5 Utilities 5.4 Consumer Staples 4.8 Communication Services 2.1 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 92.6 Canada 3.7 Puerto Rico 1.0 Zambia 0.9 Portugal 0.8 Hong Kong 0.6 Spain 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 3.7 Puerto Rico - 1.0 Zambia - 0.9 Portugal - 0.8 Hong Kong - 0.6 Spain - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 2.5 Sandisk Corp/DE 2.1 First Solar Inc 1.6 CVS Health Corp 1.4 Sempra 1.3 First Citizens BancShares Inc/NC Class A 1.3 Imperial Oil Ltd 1.3 Weatherford International PLC 1.2 OneMain Holdings Inc 1.2 Lithia Motors Inc Class A 1.2 15.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Value Strategies Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Value Strategies Portfolio
Class Name	VIP Value Strategies Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell Midcap Value Index for the fiscal year, especially within industrials, where our stock picks in capital goods hurt most. Also hurting our result was stock picking in health care and financials.
•The biggest individual relative detractor was an overweight in Acadia Healthcare (-64%). This period we increased our stake in Acadia Healthcare. A second notable relative detractor was an overweight in Molina Healthcare (-41%). This period we increased our stake in Molina Healthcare. The company was among the fund's largest holdings this period. Another notable relative detractor was an overweight in Global Payments (-31%). The company was one of our largest holdings this period.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in information technology, primarily within the technology hardware & equipment industry. Picks and an underweight in real estate, primarily within the equity real estate investment trusts industry, also boosted relative performance. Also contributing to our result were stock picks in energy.
•The top individual relative contributor was an overweight in Sandisk (+388%). This was an investment we established this period. The company was among the fund's largest holdings at period end. The second-largest relative contributor was an overweight in Western Digital (+240%). This was an investment we established this period. The stock was the fund's largest holding at period end. A non-benchmark stake in CVS Health gained 83% and notably helped. The stock was among our biggest holdings, though we trimmed our stake this period.
•Notable changes in positioning include higher allocations to the health care and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,962 $13,084 $10,818 $14,553 $15,755 $21,048 $19,570 $23,650 $25,873 $27,939 Russell Midcap® Value Index $10,000 $12,000 $13,601 $11,930 $15,158 $15,910 $20,419 $17,962 $20,246 $22,892 $25,421 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 7.99% 12.14% 10.82% Russell Midcap® Value Index 11.05% 9.83% 9.78% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 950,516,371
Holdings Count | shares	113
Advisory Fees Paid, Amount	$ 5,457,924
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$950,516,371
Number of Holdings	113
Total Advisory Fee	$5,457,924
Portfolio Turnover	62%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.8 Financials 17.0 Consumer Discretionary 10.9 Information Technology 9.0 Health Care 8.9 Energy 7.6 Real Estate 7.0 Materials 6.5 Utilities 5.4 Consumer Staples 4.8 Communication Services 2.1 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 92.6 Canada 3.7 Puerto Rico 1.0 Zambia 0.9 Portugal 0.8 Hong Kong 0.6 Spain 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.6 Canada - 3.7 Puerto Rico - 1.0 Zambia - 0.9 Portugal - 0.8 Hong Kong - 0.6 Spain - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Western Digital Corp 2.5 Sandisk Corp/DE 2.1 First Solar Inc 1.6 CVS Health Corp 1.4 Sempra 1.3 First Citizens BancShares Inc/NC Class A 1.3 Imperial Oil Ltd 1.3 Weatherford International PLC 1.2 OneMain Holdings Inc 1.2 Lithia Motors Inc Class A 1.2 15.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Mid Cap Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Mid Cap Portfolio
Class Name	VIP Mid Cap Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by the information technology sector, where our picks in the technology hardware & equipment industry helped most. Investment choices in health care and consumer discretionary also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Lumentum Holdings (+349%), a position we established in 2025 and the fund's largest holding at period end. A non-benchmark stake in Western Digital (+284%) also helped. This period we increased our stake in the stock, making it one of the fund's largest holdings on December 31. Another notable relative contributor was an overweight in Comfort Systems USA (+117%), also one our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services, primarily within the media & entertainment industry. Picks in materials also hampered the fund's return, as did investment choices and an overweight in utilities.
•The largest individual relative detractor this period was avoiding Ciena, a benchmark component that gained 176%. Untimely ownership of Onto Innovation (-49%) hurt as well. We established this position during the year and sold it by year-end. Another notable relative detractor was our non-benchmark stake in Wix.com (-45%), which was no longer held at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $11,192 $13,491 $11,498 $14,162 $16,693 $20,917 $17,786 $20,419 $23,926 $26,675 S&P MidCap 400® Index $10,000 $12,074 $14,035 $12,480 $15,749 $17,900 $22,332 $19,416 $22,607 $25,756 $27,688 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 11.49% 9.83% 10.31% S&P MidCap 400® Index 7.50% 9.12% 10.72% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,832,367,120
Holdings Count | shares	177
Advisory Fees Paid, Amount	$ 40,976,246
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$7,832,367,120
Number of Holdings	177
Total Advisory Fee	$40,976,246
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.2 Information Technology 18.0 Financials 16.7 Consumer Discretionary 11.9 Health Care 10.2 Real Estate 5.5 Materials 3.5 Consumer Staples 3.2 Utilities 3.1 Energy 2.9 Communication Services 1.6 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 93.6 Canada 2.4 Belgium 0.8 Brazil 0.7 Taiwan 0.7 Germany 0.4 Thailand 0.4 France 0.3 Japan 0.2 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.6 Canada - 2.4 Belgium - 0.8 Brazil - 0.7 Taiwan - 0.7 Germany - 0.4 Thailand - 0.4 France - 0.3 Japan - 0.2 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lumentum Holdings Inc 3.1 Western Digital Corp 2.3 Coherent Corp 2.1 Comfort Systems USA Inc 1.9 ATI Inc 1.6 ITT Inc 1.6 East West Bancorp Inc 1.6 Twilio Inc Class A 1.5 EMCOR Group Inc 1.5 RB Global Inc (United States) 1.4 18.6
VIP Mid Cap Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Mid Cap Portfolio
Class Name	VIP Mid Cap Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by the information technology sector, where our picks in the technology hardware & equipment industry helped most. Investment choices in health care and consumer discretionary also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Lumentum Holdings (+349%), a position we established in 2025 and the fund's largest holding at period end. A non-benchmark stake in Western Digital (+284%) also helped. This period we increased our stake in the stock, making it one of the fund's largest holdings on December 31. Another notable relative contributor was an overweight in Comfort Systems USA (+117%), also one our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services, primarily within the media & entertainment industry. Picks in materials also hampered the fund's return, as did investment choices and an overweight in utilities.
•The largest individual relative detractor this period was avoiding Ciena, a benchmark component that gained 176%. Untimely ownership of Onto Innovation (-49%) hurt as well. We established this position during the year and sold it by year-end. Another notable relative detractor was our non-benchmark stake in Wix.com (-45%), which was no longer held at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $11,211 $13,532 $11,551 $14,248 $16,819 $21,108 $17,973 $20,669 $24,256 $27,085 S&P MidCap 400® Index $10,000 $12,074 $14,035 $12,480 $15,749 $17,900 $22,332 $19,416 $22,607 $25,756 $27,688 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 11.66% 10.00% 10.48% S&P MidCap 400® Index 7.50% 9.12% 10.72% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,832,367,120
Holdings Count | shares	177
Advisory Fees Paid, Amount	$ 40,976,246
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$7,832,367,120
Number of Holdings	177
Total Advisory Fee	$40,976,246
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.2 Information Technology 18.0 Financials 16.7 Consumer Discretionary 11.9 Health Care 10.2 Real Estate 5.5 Materials 3.5 Consumer Staples 3.2 Utilities 3.1 Energy 2.9 Communication Services 1.6 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 93.6 Canada 2.4 Belgium 0.8 Brazil 0.7 Taiwan 0.7 Germany 0.4 Thailand 0.4 France 0.3 Japan 0.2 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.6 Canada - 2.4 Belgium - 0.8 Brazil - 0.7 Taiwan - 0.7 Germany - 0.4 Thailand - 0.4 France - 0.3 Japan - 0.2 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lumentum Holdings Inc 3.1 Western Digital Corp 2.3 Coherent Corp 2.1 Comfort Systems USA Inc 1.9 ATI Inc 1.6 ITT Inc 1.6 East West Bancorp Inc 1.6 Twilio Inc Class A 1.5 EMCOR Group Inc 1.5 RB Global Inc (United States) 1.4 18.6
VIP Mid Cap Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Mid Cap Portfolio
Class Name	VIP Mid Cap Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by the information technology sector, where our picks in the technology hardware & equipment industry helped most. Investment choices in health care and consumer discretionary also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Lumentum Holdings (+349%), a position we established in 2025 and the fund's largest holding at period end. A non-benchmark stake in Western Digital (+284%) also helped. This period we increased our stake in the stock, making it one of the fund's largest holdings on December 31. Another notable relative contributor was an overweight in Comfort Systems USA (+117%), also one our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services, primarily within the media & entertainment industry. Picks in materials also hampered the fund's return, as did investment choices and an overweight in utilities.
•The largest individual relative detractor this period was avoiding Ciena, a benchmark component that gained 176%. Untimely ownership of Onto Innovation (-49%) hurt as well. We established this position during the year and sold it by year-end. Another notable relative detractor was our non-benchmark stake in Wix.com (-45%), which was no longer held at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $11,213 $13,537 $11,561 $14,260 $16,838 $21,138 $18,004 $20,705 $24,309 $27,148 S&P MidCap 400® Index $10,000 $12,074 $14,035 $12,480 $15,749 $17,900 $22,332 $19,416 $22,607 $25,756 $27,688 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 11.68% 10.02% 10.50% S&P MidCap 400® Index 7.50% 9.12% 10.72% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,832,367,120
Holdings Count | shares	177
Advisory Fees Paid, Amount	$ 40,976,246
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$7,832,367,120
Number of Holdings	177
Total Advisory Fee	$40,976,246
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.2 Information Technology 18.0 Financials 16.7 Consumer Discretionary 11.9 Health Care 10.2 Real Estate 5.5 Materials 3.5 Consumer Staples 3.2 Utilities 3.1 Energy 2.9 Communication Services 1.6 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 93.6 Canada 2.4 Belgium 0.8 Brazil 0.7 Taiwan 0.7 Germany 0.4 Thailand 0.4 France 0.3 Japan 0.2 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.6 Canada - 2.4 Belgium - 0.8 Brazil - 0.7 Taiwan - 0.7 Germany - 0.4 Thailand - 0.4 France - 0.3 Japan - 0.2 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lumentum Holdings Inc 3.1 Western Digital Corp 2.3 Coherent Corp 2.1 Comfort Systems USA Inc 1.9 ATI Inc 1.6 ITT Inc 1.6 East West Bancorp Inc 1.6 Twilio Inc Class A 1.5 EMCOR Group Inc 1.5 RB Global Inc (United States) 1.4 18.6
VIP Mid Cap Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Mid Cap Portfolio
Class Name	VIP Mid Cap Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P MidCap 400 Index for the fiscal year, led by the information technology sector, where our picks in the technology hardware & equipment industry helped most. Investment choices in health care and consumer discretionary also boosted the fund's relative result.
•The top individual relative contributor was an overweight in Lumentum Holdings (+349%), a position we established in 2025 and the fund's largest holding at period end. A non-benchmark stake in Western Digital (+284%) also helped. This period we increased our stake in the stock, making it one of the fund's largest holdings on December 31. Another notable relative contributor was an overweight in Comfort Systems USA (+117%), also one our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in communication services, primarily within the media & entertainment industry. Picks in materials also hampered the fund's return, as did investment choices and an overweight in utilities.
•The largest individual relative detractor this period was avoiding Ciena, a benchmark component that gained 176%. Untimely ownership of Onto Innovation (-49%) hurt as well. We established this position during the year and sold it by year-end. Another notable relative detractor was our non-benchmark stake in Wix.com (-45%), which was no longer held at period end.
•Notable changes in positioning include increased exposure to the information technology sector and a lower allocation to energy stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $11,223 $13,559 $11,588 $14,305 $16,907 $21,235 $18,104 $20,834 $24,478 $27,355 S&P MidCap 400® Index $10,000 $12,074 $14,035 $12,480 $15,749 $17,900 $22,332 $19,416 $22,607 $25,756 $27,688 Russell 3000® Index $10,000 $11,274 $13,656 $12,940 $16,954 $20,495 $25,754 $20,808 $26,209 $32,448 $38,012 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 11.75% 10.10% 10.59% S&P MidCap 400® Index 7.50% 9.12% 10.72% Russell 3000® Index 17.15% 13.15% 14.29% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,832,367,120
Holdings Count | shares	177
Advisory Fees Paid, Amount	$ 40,976,246
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$7,832,367,120
Number of Holdings	177
Total Advisory Fee	$40,976,246
Portfolio Turnover	61%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.2 Information Technology 18.0 Financials 16.7 Consumer Discretionary 11.9 Health Care 10.2 Real Estate 5.5 Materials 3.5 Consumer Staples 3.2 Utilities 3.1 Energy 2.9 Communication Services 1.6 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 93.6 Canada 2.4 Belgium 0.8 Brazil 0.7 Taiwan 0.7 Germany 0.4 Thailand 0.4 France 0.3 Japan 0.2 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.6 Canada - 2.4 Belgium - 0.8 Brazil - 0.7 Taiwan - 0.7 Germany - 0.4 Thailand - 0.4 France - 0.3 Japan - 0.2 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Lumentum Holdings Inc 3.1 Western Digital Corp 2.3 Coherent Corp 2.1 Comfort Systems USA Inc 1.9 ATI Inc 1.6 ITT Inc 1.6 East West Bancorp Inc 1.6 Twilio Inc Class A 1.5 EMCOR Group Inc 1.5 RB Global Inc (United States) 1.4 18.6
VIP Growth Opportunities Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Growth Opportunities Portfolio
Class Name	VIP Growth Opportunities Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 90	0.81%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the Russell 1000 Growth Index, for the year, led by information technology, primarily within the software & services industry. Stock picks in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also boosted the fund's relative performance, as did an overweight in communication services.
•The top individual relative contributor was an overweight in Carvana (+108%). A second notable relative contributor was an overweight in AppLovin (+103%). Another notable relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%).
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Our picks in communication services also hampered the fund's result, along with an underweight in consumer staples, primarily within the food, beverage & tobacco industry.
•The largest individual relative detractor was an overweight in Builders FirstSource (-28%). We decreased our position in Builders FirstSource in 2025. A second notable relative detractor was an overweight in Marvell Technology (-31%), which we decreased. Another notable relative detractor was an underweight in Oracle (+18%).
•Notable changes in positioning include decreased exposure to the financials sector and a higher allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,010 $13,430 $15,065 $21,166 $35,602 $39,762 $24,527 $35,638 $49,373 $60,099 Russell 1000® Growth Index $10,000 $10,708 $13,943 $13,732 $18,729 $25,938 $33,096 $23,453 $33,462 $44,623 $52,906 Russell 1000® Index $10,000 $11,205 $13,636 $12,983 $17,063 $20,640 $26,101 $21,108 $26,708 $33,255 $39,030 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 21.73% 11.04% 19.64% Russell 1000® Growth Index 18.56% 15.32% 18.13% Russell 1000® Index 17.37% 13.59% 14.59% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,666,436,534
Holdings Count | shares	193
Advisory Fees Paid, Amount	$ 24,022,295
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$4,666,436,534
Number of Holdings	193
Total Advisory Fee	$24,022,295
Portfolio Turnover	71%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 49.3 Communication Services 19.9 Consumer Discretionary 11.2 Health Care 6.7 Industrials 6.4 Financials 3.7 Consumer Staples 1.2 Utilities 0.8 Materials 0.5 Real Estate 0.1 Energy 0.1 Common Stocks 97.8 Preferred Stocks 2.0 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 2.0 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 91.1 Taiwan 2.8 Singapore 2.2 Netherlands 1.1 United Kingdom 0.9 Germany 0.7 Canada 0.6 India 0.3 Finland 0.2 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 Taiwan - 2.8 Singapore - 2.2 Netherlands - 1.1 United Kingdom - 0.9 Germany - 0.7 Canada - 0.6 India - 0.3 Finland - 0.2 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 15.2 Microsoft Corp 9.6 Amazon.com Inc 6.5 Alphabet Inc Class C 5.7 Meta Platforms Inc Class A 5.4 Apple Inc 4.8 Broadcom Inc 4.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.8 Roku Inc Class A 2.6 Eli Lilly & Co 2.4 59.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund changed its classification from diversified to non-diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Growth Opportunities Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Opportunities Portfolio
Class Name	VIP Growth Opportunities Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 74	0.66%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the Russell 1000 Growth Index, for the year, led by information technology, primarily within the software & services industry. Stock picks in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also boosted the fund's relative performance, as did an overweight in communication services.
•The top individual relative contributor was an overweight in Carvana (+108%). A second notable relative contributor was an overweight in AppLovin (+103%). Another notable relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%).
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Our picks in communication services also hampered the fund's result, along with an underweight in consumer staples, primarily within the food, beverage & tobacco industry.
•The largest individual relative detractor was an overweight in Builders FirstSource (-28%). We decreased our position in Builders FirstSource in 2025. A second notable relative detractor was an overweight in Marvell Technology (-31%), which we decreased. Another notable relative detractor was an underweight in Oracle (+18%).
•Notable changes in positioning include decreased exposure to the financials sector and a higher allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,028 $13,473 $15,136 $21,297 $35,883 $40,127 $24,793 $36,077 $50,060 $61,018 Russell 1000® Growth Index $10,000 $10,708 $13,943 $13,732 $18,729 $25,938 $33,096 $23,453 $33,462 $44,623 $52,906 Russell 1000® Index $10,000 $11,205 $13,636 $12,983 $17,063 $20,640 $26,101 $21,108 $26,708 $33,255 $39,030 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 21.89% 11.20% 19.82% Russell 1000® Growth Index 18.56% 15.32% 18.13% Russell 1000® Index 17.37% 13.59% 14.59% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,666,436,534
Holdings Count | shares	193
Advisory Fees Paid, Amount	$ 24,022,295
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$4,666,436,534
Number of Holdings	193
Total Advisory Fee	$24,022,295
Portfolio Turnover	71%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 49.3 Communication Services 19.9 Consumer Discretionary 11.2 Health Care 6.7 Industrials 6.4 Financials 3.7 Consumer Staples 1.2 Utilities 0.8 Materials 0.5 Real Estate 0.1 Energy 0.1 Common Stocks 97.8 Preferred Stocks 2.0 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 2.0 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 91.1 Taiwan 2.8 Singapore 2.2 Netherlands 1.1 United Kingdom 0.9 Germany 0.7 Canada 0.6 India 0.3 Finland 0.2 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 Taiwan - 2.8 Singapore - 2.2 Netherlands - 1.1 United Kingdom - 0.9 Germany - 0.7 Canada - 0.6 India - 0.3 Finland - 0.2 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 15.2 Microsoft Corp 9.6 Amazon.com Inc 6.5 Alphabet Inc Class C 5.7 Meta Platforms Inc Class A 5.4 Apple Inc 4.8 Broadcom Inc 4.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.8 Roku Inc Class A 2.6 Eli Lilly & Co 2.4 59.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund changed its classification from diversified to non-diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Growth Opportunities Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Opportunities Portfolio
Class Name	VIP Growth Opportunities Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the Russell 1000 Growth Index, for the year, led by information technology, primarily within the software & services industry. Stock picks in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also boosted the fund's relative performance, as did an overweight in communication services.
•The top individual relative contributor was an overweight in Carvana (+108%). A second notable relative contributor was an overweight in AppLovin (+103%). Another notable relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%).
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Our picks in communication services also hampered the fund's result, along with an underweight in consumer staples, primarily within the food, beverage & tobacco industry.
•The largest individual relative detractor was an overweight in Builders FirstSource (-28%). We decreased our position in Builders FirstSource in 2025. A second notable relative detractor was an overweight in Marvell Technology (-31%), which we decreased. Another notable relative detractor was an underweight in Oracle (+18%).
•Notable changes in positioning include decreased exposure to the financials sector and a higher allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $10,028 $13,476 $15,143 $21,309 $35,910 $40,171 $24,825 $36,136 $50,145 $61,143 Russell 1000® Growth Index $10,000 $10,708 $13,943 $13,732 $18,729 $25,938 $33,096 $23,453 $33,462 $44,623 $52,906 Russell 1000® Index $10,000 $11,205 $13,636 $12,983 $17,063 $20,640 $26,101 $21,108 $26,708 $33,255 $39,030 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 21.93% 11.23% 19.85% Russell 1000® Growth Index 18.56% 15.32% 18.13% Russell 1000® Index 17.37% 13.59% 14.59% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,666,436,534
Holdings Count | shares	193
Advisory Fees Paid, Amount	$ 24,022,295
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$4,666,436,534
Number of Holdings	193
Total Advisory Fee	$24,022,295
Portfolio Turnover	71%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 49.3 Communication Services 19.9 Consumer Discretionary 11.2 Health Care 6.7 Industrials 6.4 Financials 3.7 Consumer Staples 1.2 Utilities 0.8 Materials 0.5 Real Estate 0.1 Energy 0.1 Common Stocks 97.8 Preferred Stocks 2.0 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 2.0 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 91.1 Taiwan 2.8 Singapore 2.2 Netherlands 1.1 United Kingdom 0.9 Germany 0.7 Canada 0.6 India 0.3 Finland 0.2 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 Taiwan - 2.8 Singapore - 2.2 Netherlands - 1.1 United Kingdom - 0.9 Germany - 0.7 Canada - 0.6 India - 0.3 Finland - 0.2 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 15.2 Microsoft Corp 9.6 Amazon.com Inc 6.5 Alphabet Inc Class C 5.7 Meta Platforms Inc Class A 5.4 Apple Inc 4.8 Broadcom Inc 4.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.8 Roku Inc Class A 2.6 Eli Lilly & Co 2.4 59.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund changed its classification from diversified to non-diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Growth Opportunities Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Opportunities Portfolio
Class Name	VIP Growth Opportunities Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 63	0.56%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark, the Russell 1000 Growth Index, for the year, led by information technology, primarily within the software & services industry. Stock picks in consumer discretionary, primarily within the consumer discretionary distribution & retail industry, also boosted the fund's relative performance, as did an overweight in communication services.
•The top individual relative contributor was an overweight in Carvana (+108%). A second notable relative contributor was an overweight in AppLovin (+103%). Another notable relative contributor was a non-benchmark stake in Space Exploration Technologies (+116%).
•In contrast, the biggest detractor from performance versus the benchmark was security selection in financials. Our picks in communication services also hampered the fund's result, along with an underweight in consumer staples, primarily within the food, beverage & tobacco industry.
•The largest individual relative detractor was an overweight in Builders FirstSource (-28%). We decreased our position in Builders FirstSource in 2025. A second notable relative detractor was an overweight in Marvell Technology (-31%), which we decreased. Another notable relative detractor was an underweight in Oracle (+18%).
•Notable changes in positioning include decreased exposure to the financials sector and a higher allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,037 $13,496 $15,178 $21,377 $36,053 $40,359 $24,962 $36,357 $50,496 $61,616 Russell 1000® Growth Index $10,000 $10,708 $13,943 $13,732 $18,729 $25,938 $33,096 $23,453 $33,462 $44,623 $52,906 Russell 1000® Index $10,000 $11,205 $13,636 $12,983 $17,063 $20,640 $26,101 $21,108 $26,708 $33,255 $39,030 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 22.02% 11.31% 19.94% Russell 1000® Growth Index 18.56% 15.32% 18.13% Russell 1000® Index 17.37% 13.59% 14.59% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,666,436,534
Holdings Count | shares	193
Advisory Fees Paid, Amount	$ 24,022,295
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$4,666,436,534
Number of Holdings	193
Total Advisory Fee	$24,022,295
Portfolio Turnover	71%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 49.3 Communication Services 19.9 Consumer Discretionary 11.2 Health Care 6.7 Industrials 6.4 Financials 3.7 Consumer Staples 1.2 Utilities 0.8 Materials 0.5 Real Estate 0.1 Energy 0.1 Common Stocks 97.8 Preferred Stocks 2.0 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 2.0 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 91.1 Taiwan 2.8 Singapore 2.2 Netherlands 1.1 United Kingdom 0.9 Germany 0.7 Canada 0.6 India 0.3 Finland 0.2 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 Taiwan - 2.8 Singapore - 2.2 Netherlands - 1.1 United Kingdom - 0.9 Germany - 0.7 Canada - 0.6 India - 0.3 Finland - 0.2 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 15.2 Microsoft Corp 9.6 Amazon.com Inc 6.5 Alphabet Inc Class C 5.7 Meta Platforms Inc Class A 5.4 Apple Inc 4.8 Broadcom Inc 4.7 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.8 Roku Inc Class A 2.6 Eli Lilly & Co 2.4 59.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund changed its classification from diversified to non-diversified and modified its principal investment strategies and risks to reflect the change during the reporting period.	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Growth & Income Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Growth & Income Portfolio
Class Name	VIP Growth & Income Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 80	0.72%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500 index for the fiscal year, led by industrials, where our stock picks in capital goods helped most. An underweight in consumer discretionary also boosted the fund's relative result, as did our picks in energy.
•The top individual relative contributor was an overweight in GE Aerospace (+85%). The stock was among the biggest holdings. The second-largest relative contributor was an overweight in GE Vernova (+98%). The stock was among the fund's biggest holdings. Another notable relative contributor was an overweight in Wells Fargo (+36%), a sizable holding.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Stock selection and an underweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also detracting from our result was an overweight in energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Alphabet (+66%). The stock was one of the fund's biggest holdings at period end. The second-largest relative detractor was an underweight in Nvidia (+39%). The company was among the fund's biggest holdings. A non-benchmark stake in Marvell Technology returned about -23% and notably hurt.
•Notable changes in positioning include increased exposure to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $11,581 $13,505 $12,263 $15,903 $17,111 $21,497 $20,385 $24,138 $29,428 $35,669 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 21.21% 15.83% 13.56% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,720,638,305
Holdings Count | shares	178
Advisory Fees Paid, Amount	$ 12,484,003
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$2,720,638,305
Number of Holdings	178
Total Advisory Fee	$12,484,003
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.0 Financials 18.6 Industrials 18.3 Health Care 11.7 Energy 9.7 Consumer Staples 5.7 Communication Services 5.6 Consumer Discretionary 2.3 Utilities 2.2 Materials 1.4 Real Estate 0.8 Common Stocks 96.4 Preferred Stocks 1.9 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.4 Preferred Stocks - 1.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 90.4 Canada 2.0 United Kingdom 1.4 Belgium 1.3 Germany 0.9 Taiwan 0.9 Netherlands 0.8 Zambia 0.7 France 0.6 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.4 Canada - 2.0 United Kingdom - 1.4 Belgium - 1.3 Germany - 0.9 Taiwan - 0.9 Netherlands - 0.8 Zambia - 0.7 France - 0.6 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 7.4 Wells Fargo & Co 6.6 Exxon Mobil Corp 5.0 GE Aerospace 4.5 NVIDIA Corp 4.1 GE Vernova Inc 3.4 Bank of America Corp 3.3 Apple Inc 3.2 Boeing Co 2.4 Shell PLC ADR 2.2 42.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Growth & Income Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Growth & Income Portfolio
Class Name	VIP Growth & Income Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 64	0.57%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500 index for the fiscal year, led by industrials, where our stock picks in capital goods helped most. An underweight in consumer discretionary also boosted the fund's relative result, as did our picks in energy.
•The top individual relative contributor was an overweight in GE Aerospace (+85%). The stock was among the biggest holdings. The second-largest relative contributor was an overweight in GE Vernova (+98%). The stock was among the fund's biggest holdings. Another notable relative contributor was an overweight in Wells Fargo (+36%), a sizable holding.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Stock selection and an underweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also detracting from our result was an overweight in energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Alphabet (+66%). The stock was one of the fund's biggest holdings at period end. The second-largest relative detractor was an underweight in Nvidia (+39%). The company was among the fund's biggest holdings. A non-benchmark stake in Marvell Technology returned about -23% and notably hurt.
•Notable changes in positioning include increased exposure to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $11,594 $13,539 $12,310 $15,996 $17,234 $21,674 $20,585 $24,419 $29,812 $36,189 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 21.39% 15.99% 13.73% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,720,638,305
Holdings Count | shares	178
Advisory Fees Paid, Amount	$ 12,484,003
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$2,720,638,305
Number of Holdings	178
Total Advisory Fee	$12,484,003
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.0 Financials 18.6 Industrials 18.3 Health Care 11.7 Energy 9.7 Consumer Staples 5.7 Communication Services 5.6 Consumer Discretionary 2.3 Utilities 2.2 Materials 1.4 Real Estate 0.8 Common Stocks 96.4 Preferred Stocks 1.9 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.4 Preferred Stocks - 1.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 90.4 Canada 2.0 United Kingdom 1.4 Belgium 1.3 Germany 0.9 Taiwan 0.9 Netherlands 0.8 Zambia 0.7 France 0.6 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.4 Canada - 2.0 United Kingdom - 1.4 Belgium - 1.3 Germany - 0.9 Taiwan - 0.9 Netherlands - 0.8 Zambia - 0.7 France - 0.6 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 7.4 Wells Fargo & Co 6.6 Exxon Mobil Corp 5.0 GE Aerospace 4.5 NVIDIA Corp 4.1 GE Vernova Inc 3.4 Bank of America Corp 3.3 Apple Inc 3.2 Boeing Co 2.4 Shell PLC ADR 2.2 42.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Growth & Income Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Growth & Income Portfolio
Class Name	VIP Growth & Income Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500 index for the fiscal year, led by industrials, where our stock picks in capital goods helped most. An underweight in consumer discretionary also boosted the fund's relative result, as did our picks in energy.
•The top individual relative contributor was an overweight in GE Aerospace (+85%). The stock was among the biggest holdings. The second-largest relative contributor was an overweight in GE Vernova (+98%). The stock was among the fund's biggest holdings. Another notable relative contributor was an overweight in Wells Fargo (+36%), a sizable holding.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Stock selection and an underweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also detracting from our result was an overweight in energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Alphabet (+66%). The stock was one of the fund's biggest holdings at period end. The second-largest relative detractor was an underweight in Nvidia (+39%). The company was among the fund's biggest holdings. A non-benchmark stake in Marvell Technology returned about -23% and notably hurt.
•Notable changes in positioning include increased exposure to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $11,596 $13,547 $12,321 $16,014 $17,256 $21,708 $20,622 $24,461 $29,886 $36,277 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 21.39% 16.02% 13.75% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,720,638,305
Holdings Count | shares	178
Advisory Fees Paid, Amount	$ 12,484,003
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$2,720,638,305
Number of Holdings	178
Total Advisory Fee	$12,484,003
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.0 Financials 18.6 Industrials 18.3 Health Care 11.7 Energy 9.7 Consumer Staples 5.7 Communication Services 5.6 Consumer Discretionary 2.3 Utilities 2.2 Materials 1.4 Real Estate 0.8 Common Stocks 96.4 Preferred Stocks 1.9 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.4 Preferred Stocks - 1.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 90.4 Canada 2.0 United Kingdom 1.4 Belgium 1.3 Germany 0.9 Taiwan 0.9 Netherlands 0.8 Zambia 0.7 France 0.6 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.4 Canada - 2.0 United Kingdom - 1.4 Belgium - 1.3 Germany - 0.9 Taiwan - 0.9 Netherlands - 0.8 Zambia - 0.7 France - 0.6 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 7.4 Wells Fargo & Co 6.6 Exxon Mobil Corp 5.0 GE Aerospace 4.5 NVIDIA Corp 4.1 GE Vernova Inc 3.4 Bank of America Corp 3.3 Apple Inc 3.2 Boeing Co 2.4 Shell PLC ADR 2.2 42.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Growth & Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Growth & Income Portfolio
Class Name	VIP Growth & Income Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 53	0.47%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500 index for the fiscal year, led by industrials, where our stock picks in capital goods helped most. An underweight in consumer discretionary also boosted the fund's relative result, as did our picks in energy.
•The top individual relative contributor was an overweight in GE Aerospace (+85%). The stock was among the biggest holdings. The second-largest relative contributor was an overweight in GE Vernova (+98%). The stock was among the fund's biggest holdings. Another notable relative contributor was an overweight in Wells Fargo (+36%), a sizable holding.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the semiconductors & semiconductor equipment industry. Stock selection and an underweight in communication services, primarily within the media & entertainment industry, also hampered the fund's result. Also detracting from our result was an overweight in energy. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was an underweight in Alphabet (+66%). The stock was one of the fund's biggest holdings at period end. The second-largest relative detractor was an underweight in Nvidia (+39%). The company was among the fund's biggest holdings. A non-benchmark stake in Marvell Technology returned about -23% and notably hurt.
•Notable changes in positioning include increased exposure to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $11,608 $13,569 $12,351 $16,062 $17,323 $21,818 $20,738 $24,620 $30,089 $36,559 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 21.50% 16.11% 13.84% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 2,720,638,305
Holdings Count | shares	178
Advisory Fees Paid, Amount	$ 12,484,003
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$2,720,638,305
Number of Holdings	178
Total Advisory Fee	$12,484,003
Portfolio Turnover	17%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.0 Financials 18.6 Industrials 18.3 Health Care 11.7 Energy 9.7 Consumer Staples 5.7 Communication Services 5.6 Consumer Discretionary 2.3 Utilities 2.2 Materials 1.4 Real Estate 0.8 Common Stocks 96.4 Preferred Stocks 1.9 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.4 Preferred Stocks - 1.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.7 United States 90.4 Canada 2.0 United Kingdom 1.4 Belgium 1.3 Germany 0.9 Taiwan 0.9 Netherlands 0.8 Zambia 0.7 France 0.6 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.4 Canada - 2.0 United Kingdom - 1.4 Belgium - 1.3 Germany - 0.9 Taiwan - 0.9 Netherlands - 0.8 Zambia - 0.7 France - 0.6 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 7.4 Wells Fargo & Co 6.6 Exxon Mobil Corp 5.0 GE Aerospace 4.5 NVIDIA Corp 4.1 GE Vernova Inc 3.4 Bank of America Corp 3.3 Apple Inc 3.2 Boeing Co 2.4 Shell PLC ADR 2.2 42.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	funddocuments@fmr.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
VIP Dynamic Capital Appreciation Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Dynamic Capital Appreciation Portfolio
Class Name	VIP Dynamic Capital Appreciation Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 94	0.86%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within communication services, where our picks in media & entertainment helped most. Picks in information technology, primarily within the technology hardware & equipment industry, and in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+98%). The stock was among our biggest holdings, though we reduced our holdings this period. A second notable relative contributor was an overweight in Western Digital (+153%). This was an investment we established this period. A non-benchmark stake in Roblox gained approximately 33% and notably helped. This period we significantly decreased our position in Rolox.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in the strong-performing information technology sector. Also hurting our result were security selection and an overweight in financials, primarily within the financial services industry, and in health care.
•The biggest individual relative detractor was an overweight in UnitedHealth Group (-33%). A second notable relative detractor was an overweight in Paycom Software (-28%). This was a position we established this period. Another notable relative detractor was untimely positioning in Boeing (-6%). This was a stake we established this period. The company was one of our largest holdings at period end.
•Notable changes in positioning include increased exposure to the energy sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,266 $12,678 $12,023 $15,609 $20,813 $25,864 $20,420 $26,285 $32,907 $38,991 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 18.49% 13.38% 14.58% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 291,018,837
Holdings Count | shares	149
Advisory Fees Paid, Amount	$ 1,786,003
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$291,018,837
Number of Holdings	149
Total Advisory Fee	$1,786,003
Portfolio Turnover	90%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.0 Financials 18.2 Industrials 14.2 Communication Services 10.8 Consumer Discretionary 8.3 Health Care 5.2 Energy 4.9 Consumer Staples 3.6 Materials 2.6 Real Estate 2.5 Utilities 0.8 Common Stocks 99.4 Preferred Stocks 0.7 Preferred Securities 0.0 Bonds 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Preferred Stocks - 0.7 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 89.1 Canada 3.4 Taiwan 2.1 Brazil 1.8 United Kingdom 1.6 Korea (South) 0.9 Germany 0.4 Netherlands 0.3 Norway 0.3 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Canada - 3.4 Taiwan - 2.1 Brazil - 1.8 United Kingdom - 1.6 Korea (South) - 0.9 Germany - 0.4 Netherlands - 0.3 Norway - 0.3 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.3 Microsoft Corp 6.4 Amazon.com Inc 5.9 Alphabet Inc Class A 4.4 Apple Inc 3.3 Meta Platforms Inc Class A 3.2 Alphabet Inc Class C 2.5 Boeing Co 2.3 Broadcom Inc 2.3 GE Vernova Inc 1.9 40.5
VIP Dynamic Capital Appreciation Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Dynamic Capital Appreciation Portfolio
Class Name	VIP Dynamic Capital Appreciation Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 78	0.71%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within communication services, where our picks in media & entertainment helped most. Picks in information technology, primarily within the technology hardware & equipment industry, and in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+98%). The stock was among our biggest holdings, though we reduced our holdings this period. A second notable relative contributor was an overweight in Western Digital (+153%). This was an investment we established this period. A non-benchmark stake in Roblox gained approximately 33% and notably helped. This period we significantly decreased our position in Rolox.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in the strong-performing information technology sector. Also hurting our result were security selection and an overweight in financials, primarily within the financial services industry, and in health care.
•The biggest individual relative detractor was an overweight in UnitedHealth Group (-33%). A second notable relative detractor was an overweight in Paycom Software (-28%). This was a position we established this period. Another notable relative detractor was untimely positioning in Boeing (-6%). This was a stake we established this period. The company was one of our largest holdings at period end.
•Notable changes in positioning include increased exposure to the energy sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,276 $12,717 $12,085 $15,705 $20,963 $26,093 $20,630 $26,598 $33,342 $39,573 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 18.69% 13.55% 14.75% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 291,018,837
Holdings Count | shares	149
Advisory Fees Paid, Amount	$ 1,786,003
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$291,018,837
Number of Holdings	149
Total Advisory Fee	$1,786,003
Portfolio Turnover	90%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.0 Financials 18.2 Industrials 14.2 Communication Services 10.8 Consumer Discretionary 8.3 Health Care 5.2 Energy 4.9 Consumer Staples 3.6 Materials 2.6 Real Estate 2.5 Utilities 0.8 Common Stocks 99.4 Preferred Stocks 0.7 Preferred Securities 0.0 Bonds 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Preferred Stocks - 0.7 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 89.1 Canada 3.4 Taiwan 2.1 Brazil 1.8 United Kingdom 1.6 Korea (South) 0.9 Germany 0.4 Netherlands 0.3 Norway 0.3 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Canada - 3.4 Taiwan - 2.1 Brazil - 1.8 United Kingdom - 1.6 Korea (South) - 0.9 Germany - 0.4 Netherlands - 0.3 Norway - 0.3 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.3 Microsoft Corp 6.4 Amazon.com Inc 5.9 Alphabet Inc Class A 4.4 Apple Inc 3.3 Meta Platforms Inc Class A 3.2 Alphabet Inc Class C 2.5 Boeing Co 2.3 Broadcom Inc 2.3 GE Vernova Inc 1.9 40.5
VIP Dynamic Capital Appreciation Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Dynamic Capital Appreciation Portfolio
Class Name	VIP Dynamic Capital Appreciation Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 76	0.69%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within communication services, where our picks in media & entertainment helped most. Picks in information technology, primarily within the technology hardware & equipment industry, and in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+98%). The stock was among our biggest holdings, though we reduced our holdings this period. A second notable relative contributor was an overweight in Western Digital (+153%). This was an investment we established this period. A non-benchmark stake in Roblox gained approximately 33% and notably helped. This period we significantly decreased our position in Rolox.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in the strong-performing information technology sector. Also hurting our result were security selection and an overweight in financials, primarily within the financial services industry, and in health care.
•The biggest individual relative detractor was an overweight in UnitedHealth Group (-33%). A second notable relative detractor was an overweight in Paycom Software (-28%). This was a position we established this period. Another notable relative detractor was untimely positioning in Boeing (-6%). This was a stake we established this period. The company was one of our largest holdings at period end.
•Notable changes in positioning include increased exposure to the energy sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $10,281 $12,721 $12,086 $15,720 $20,992 $26,126 $20,670 $26,647 $33,422 $39,680 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 18.72% 13.58% 14.78% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 291,018,837
Holdings Count | shares	149
Advisory Fees Paid, Amount	$ 1,786,003
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$291,018,837
Number of Holdings	149
Total Advisory Fee	$1,786,003
Portfolio Turnover	90%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.0 Financials 18.2 Industrials 14.2 Communication Services 10.8 Consumer Discretionary 8.3 Health Care 5.2 Energy 4.9 Consumer Staples 3.6 Materials 2.6 Real Estate 2.5 Utilities 0.8 Common Stocks 99.4 Preferred Stocks 0.7 Preferred Securities 0.0 Bonds 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Preferred Stocks - 0.7 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 89.1 Canada 3.4 Taiwan 2.1 Brazil 1.8 United Kingdom 1.6 Korea (South) 0.9 Germany 0.4 Netherlands 0.3 Norway 0.3 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Canada - 3.4 Taiwan - 2.1 Brazil - 1.8 United Kingdom - 1.6 Korea (South) - 0.9 Germany - 0.4 Netherlands - 0.3 Norway - 0.3 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.3 Microsoft Corp 6.4 Amazon.com Inc 5.9 Alphabet Inc Class A 4.4 Apple Inc 3.3 Meta Platforms Inc Class A 3.2 Alphabet Inc Class C 2.5 Boeing Co 2.3 Broadcom Inc 2.3 GE Vernova Inc 1.9 40.5
VIP Dynamic Capital Appreciation Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Dynamic Capital Appreciation Portfolio
Class Name	VIP Dynamic Capital Appreciation Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 67	0.61%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within communication services, where our picks in media & entertainment helped most. Picks in information technology, primarily within the technology hardware & equipment industry, and in industrials, primarily within the capital goods industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+98%). The stock was among our biggest holdings, though we reduced our holdings this period. A second notable relative contributor was an overweight in Western Digital (+153%). This was an investment we established this period. A non-benchmark stake in Roblox gained approximately 33% and notably helped. This period we significantly decreased our position in Rolox.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in the strong-performing information technology sector. Also hurting our result were security selection and an overweight in financials, primarily within the financial services industry, and in health care.
•The biggest individual relative detractor was an overweight in UnitedHealth Group (-33%). A second notable relative detractor was an overweight in Paycom Software (-28%). This was a position we established this period. Another notable relative detractor was untimely positioning in Boeing (-6%). This was a stake we established this period. The company was one of our largest holdings at period end.
•Notable changes in positioning include increased exposure to the energy sector and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,288 $12,745 $12,122 $15,768 $21,068 $26,256 $20,777 $26,816 $33,661 $39,987 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 18.79% 13.67% 14.87% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 291,018,837
Holdings Count | shares	149
Advisory Fees Paid, Amount	$ 1,786,003
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$291,018,837
Number of Holdings	149
Total Advisory Fee	$1,786,003
Portfolio Turnover	90%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.0 Financials 18.2 Industrials 14.2 Communication Services 10.8 Consumer Discretionary 8.3 Health Care 5.2 Energy 4.9 Consumer Staples 3.6 Materials 2.6 Real Estate 2.5 Utilities 0.8 Common Stocks 99.4 Preferred Stocks 0.7 Preferred Securities 0.0 Bonds 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Preferred Stocks - 0.7 Preferred Securities - 0.0 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.1)% United States 89.1 Canada 3.4 Taiwan 2.1 Brazil 1.8 United Kingdom 1.6 Korea (South) 0.9 Germany 0.4 Netherlands 0.3 Norway 0.3 Others 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.1 Canada - 3.4 Taiwan - 2.1 Brazil - 1.8 United Kingdom - 1.6 Korea (South) - 0.9 Germany - 0.4 Netherlands - 0.3 Norway - 0.3 Others - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.3 Microsoft Corp 6.4 Amazon.com Inc 5.9 Alphabet Inc Class A 4.4 Apple Inc 3.3 Meta Platforms Inc Class A 3.2 Alphabet Inc Class C 2.5 Boeing Co 2.3 Broadcom Inc 2.3 GE Vernova Inc 1.9 40.5
VIP Balanced Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Balanced Portfolio
Class Name	VIP Balanced Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 71	0.66%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024. U.S. taxable investment-grade bonds also advanced strongly, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields and tighter credit spreads.
•Against this backdrop, security selection among stocks was, by far, the biggest contributor to performance versus the Fidelity Balanced 60/40 Composite Index for the year, followed by an underweight in bonds and outsized exposure to equities.
•In terms of stocks specifically, picks in the communication services sector - especially in the media & entertainment industry - helped our result most versus the S&P 500® index for the year. Picks in financials and energy also helped.
•The top individual relative contributor was an overweight in Micron Technology (+240%), one of the larger equity holdings at year-end, though we decreased our position. An outsized stake in Alphabet (+67%) also helped. The stock was a top-5 holding on December 31. An out-of-benchmark position in SK Hynix (+144%), established during the year, further aided our relative result.
•In contrast, investment choices in consumer staples and utilities modestly pressured performance compared with the benchmark in 2025.
•On a stock-specific basis, out-of-index exposure to Marvell Technology (-22%) was the biggest relative detractor. We reduced the position this period. An underweight in Palantir Technologies (+135%) also hampered the portfolio's relative result; however, we added to the stock prior to the end of December. An overweight in Gartner (-49%) detracted as well. The stock was not held in the fund at year-end.
•Notable changes in positioning include a larger allocation to the semiconductors & semiconductor equipment segment of the information technology sector and decreased exposure to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class 2 $10,000 $10,698 $12,422 $11,870 $14,733 $17,993 $21,230 $17,369 $21,066 $24,347 $27,989 Fidelity Balanced 60/40 Composite Index℠ $10,000 $10,831 $12,370 $12,079 $14,758 $16,932 $19,617 $16,520 $19,439 $22,364 $25,428 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 2 14.96% 9.24% 10.84% Fidelity Balanced 60/40 Composite Index℠ 13.70% 8.47% 9.78% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 8,331,081,050
Holdings Count | shares	350
Advisory Fees Paid, Amount	$ 35,257,053
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$8,331,081,050
Number of Holdings	350
Total Advisory Fee	$35,257,053
Portfolio Turnover	38%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.2 AAA 2.4 AA 0.2 A 3.1 BBB 4.6 BB 0.5 B 0.2 Not Rated 2.3 Equities 64.1 Short-Term Investments and Net Other Assets (Liabilities) 0.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.2 AAA - 2.4 AA - 0.2 A - 3.1 BBB - 4.6 BB - 0.5 B - 0.2 Not Rated - 2.3 Equities - 64.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 21.9 Financials 12.7 Communication Services 8.0 Consumer Discretionary 6.7 Health Care 6.4 Industrials 5.7 Consumer Staples 3.1 Energy 2.6 Real Estate 2.0 Utilities 1.6 Materials 1.0 Common Stocks 63.9 Bonds 35.5 Preferred Stocks 0.2 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.9 Bonds - 35.5 Preferred Stocks - 0.2 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.8 NVIDIA Corp 5.5 Alphabet Inc Class A 4.8 Apple Inc 4.8 Microsoft Corp 4.3 US Treasury Bonds 4.1 Amazon.com Inc 2.8 Broadcom Inc 1.7 Meta Platforms Inc Class A 1.6 Fannie Mae Mortgage pass-thru certificates 1.6 44.0
VIP Balanced Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Balanced Portfolio
Class Name	VIP Balanced Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 55	0.51%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024. U.S. taxable investment-grade bonds also advanced strongly, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields and tighter credit spreads.
•Against this backdrop, security selection among stocks was, by far, the biggest contributor to performance versus the Fidelity Balanced 60/40 Composite Index for the year, followed by an underweight in bonds and outsized exposure to equities.
•In terms of stocks specifically, picks in the communication services sector - especially in the media & entertainment industry - helped our result most versus the S&P 500® index for the year. Picks in financials and energy also helped.
•The top individual relative contributor was an overweight in Micron Technology (+240%), one of the larger equity holdings at year-end, though we decreased our position. An outsized stake in Alphabet (+67%) also helped. The stock was a top-5 holding on December 31. An out-of-benchmark position in SK Hynix (+144%), established during the year, further aided our relative result.
•In contrast, investment choices in consumer staples and utilities modestly pressured performance compared with the benchmark in 2025.
•On a stock-specific basis, out-of-index exposure to Marvell Technology (-22%) was the biggest relative detractor. We reduced the position this period. An underweight in Palantir Technologies (+135%) also hampered the portfolio's relative result; however, we added to the stock prior to the end of December. An overweight in Gartner (-49%) detracted as well. The stock was not held in the fund at year-end.
•Notable changes in positioning include a larger allocation to the semiconductors & semiconductor equipment segment of the information technology sector and decreased exposure to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Service Class $10,000 $10,716 $12,457 $11,925 $14,823 $18,132 $21,418 $17,558 $21,315 $24,688 $28,417 Fidelity Balanced 60/40 Composite Index℠ $10,000 $10,831 $12,370 $12,079 $14,758 $16,932 $19,617 $16,520 $19,439 $22,364 $25,428 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Service Class 15.10% 9.40% 11.01% Fidelity Balanced 60/40 Composite Index℠ 13.70% 8.47% 9.78% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 8,331,081,050
Holdings Count | shares	350
Advisory Fees Paid, Amount	$ 35,257,053
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$8,331,081,050
Number of Holdings	350
Total Advisory Fee	$35,257,053
Portfolio Turnover	38%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.2 AAA 2.4 AA 0.2 A 3.1 BBB 4.6 BB 0.5 B 0.2 Not Rated 2.3 Equities 64.1 Short-Term Investments and Net Other Assets (Liabilities) 0.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.2 AAA - 2.4 AA - 0.2 A - 3.1 BBB - 4.6 BB - 0.5 B - 0.2 Not Rated - 2.3 Equities - 64.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 21.9 Financials 12.7 Communication Services 8.0 Consumer Discretionary 6.7 Health Care 6.4 Industrials 5.7 Consumer Staples 3.1 Energy 2.6 Real Estate 2.0 Utilities 1.6 Materials 1.0 Common Stocks 63.9 Bonds 35.5 Preferred Stocks 0.2 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.9 Bonds - 35.5 Preferred Stocks - 0.2 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.8 NVIDIA Corp 5.5 Alphabet Inc Class A 4.8 Apple Inc 4.8 Microsoft Corp 4.3 US Treasury Bonds 4.1 Amazon.com Inc 2.8 Broadcom Inc 1.7 Meta Platforms Inc Class A 1.6 Fannie Mae Mortgage pass-thru certificates 1.6 44.0
VIP Balanced Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Balanced Portfolio
Class Name	VIP Balanced Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024. U.S. taxable investment-grade bonds also advanced strongly, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields and tighter credit spreads.
•Against this backdrop, security selection among stocks was, by far, the biggest contributor to performance versus the Fidelity Balanced 60/40 Composite Index for the year, followed by an underweight in bonds and outsized exposure to equities.
•In terms of stocks specifically, picks in the communication services sector - especially in the media & entertainment industry - helped our result most versus the S&P 500® index for the year. Picks in financials and energy also helped.
•The top individual relative contributor was an overweight in Micron Technology (+240%), one of the larger equity holdings at year-end, though we decreased our position. An outsized stake in Alphabet (+67%) also helped. The stock was a top-5 holding on December 31. An out-of-benchmark position in SK Hynix (+144%), established during the year, further aided our relative result.
•In contrast, investment choices in consumer staples and utilities modestly pressured performance compared with the benchmark in 2025.
•On a stock-specific basis, out-of-index exposure to Marvell Technology (-22%) was the biggest relative detractor. We reduced the position this period. An underweight in Palantir Technologies (+135%) also hampered the portfolio's relative result; however, we added to the stock prior to the end of December. An overweight in Gartner (-49%) detracted as well. The stock was not held in the fund at year-end.
•Notable changes in positioning include a larger allocation to the semiconductors & semiconductor equipment segment of the information technology sector and decreased exposure to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Investor Class $10,000 $10,718 $12,463 $11,930 $14,838 $18,155 $21,454 $17,587 $21,353 $24,734 $28,484 Fidelity Balanced 60/40 Composite Index℠ $10,000 $10,831 $12,370 $12,079 $14,758 $16,932 $19,617 $16,520 $19,439 $22,364 $25,428 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Investor Class 15.16% 9.43% 11.04% Fidelity Balanced 60/40 Composite Index℠ 13.70% 8.47% 9.78% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 8,331,081,050
Holdings Count | shares	350
Advisory Fees Paid, Amount	$ 35,257,053
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$8,331,081,050
Number of Holdings	350
Total Advisory Fee	$35,257,053
Portfolio Turnover	38%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.2 AAA 2.4 AA 0.2 A 3.1 BBB 4.6 BB 0.5 B 0.2 Not Rated 2.3 Equities 64.1 Short-Term Investments and Net Other Assets (Liabilities) 0.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.2 AAA - 2.4 AA - 0.2 A - 3.1 BBB - 4.6 BB - 0.5 B - 0.2 Not Rated - 2.3 Equities - 64.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 21.9 Financials 12.7 Communication Services 8.0 Consumer Discretionary 6.7 Health Care 6.4 Industrials 5.7 Consumer Staples 3.1 Energy 2.6 Real Estate 2.0 Utilities 1.6 Materials 1.0 Common Stocks 63.9 Bonds 35.5 Preferred Stocks 0.2 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.9 Bonds - 35.5 Preferred Stocks - 0.2 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.8 NVIDIA Corp 5.5 Alphabet Inc Class A 4.8 Apple Inc 4.8 Microsoft Corp 4.3 US Treasury Bonds 4.1 Amazon.com Inc 2.8 Broadcom Inc 1.7 Meta Platforms Inc Class A 1.6 Fannie Mae Mortgage pass-thru certificates 1.6 44.0
VIP Balanced Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Balanced Portfolio
Class Name	VIP Balanced Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities achieved a strong gain in 2025, extending a historically fast rebound that began in early April, bolstered by strong corporate fundamentals, a resilient economy and, starting in September, the Federal Reserve's first interest-rate reductions since December 2024. U.S. taxable investment-grade bonds also advanced strongly, navigating uncertainty related to U.S. trade policy but buoyed by elevated starting yields and tighter credit spreads.
•Against this backdrop, security selection among stocks was, by far, the biggest contributor to performance versus the Fidelity Balanced 60/40 Composite Index for the year, followed by an underweight in bonds and outsized exposure to equities.
•In terms of stocks specifically, picks in the communication services sector - especially in the media & entertainment industry - helped our result most versus the S&P 500® index for the year. Picks in financials and energy also helped.
•The top individual relative contributor was an overweight in Micron Technology (+240%), one of the larger equity holdings at year-end, though we decreased our position. An outsized stake in Alphabet (+67%) also helped. The stock was a top-5 holding on December 31. An out-of-benchmark position in SK Hynix (+144%), established during the year, further aided our relative result.
•In contrast, investment choices in consumer staples and utilities modestly pressured performance compared with the benchmark in 2025.
•On a stock-specific basis, out-of-index exposure to Marvell Technology (-22%) was the biggest relative detractor. We reduced the position this period. An underweight in Palantir Technologies (+135%) also hampered the portfolio's relative result; however, we added to the stock prior to the end of December. An overweight in Gartner (-49%) detracted as well. The stock was not held in the fund at year-end.
•Notable changes in positioning include a larger allocation to the semiconductors & semiconductor equipment segment of the information technology sector and decreased exposure to health care stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE December 31, 2015 through December 31, 2025. Initial investment of $10,000. Initial Class $10,000 $10,726 $12,488 $11,961 $14,892 $18,226 $21,555 $17,688 $21,495 $24,918 $28,717 Fidelity Balanced 60/40 Composite Index℠ $10,000 $10,831 $12,370 $12,079 $14,758 $16,932 $19,617 $16,520 $19,439 $22,364 $25,428 S&P 500® Index $10,000 $11,196 $13,640 $13,042 $17,149 $20,304 $26,132 $21,399 $27,025 $33,786 $39,827 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Initial Class 15.25% 9.52% 11.13% Fidelity Balanced 60/40 Composite Index℠ 13.70% 8.47% 9.78% S&P 500® Index 17.88% 14.42% 14.82% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 8,331,081,050
Holdings Count | shares	350
Advisory Fees Paid, Amount	$ 35,257,053
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$8,331,081,050
Number of Holdings	350
Total Advisory Fee	$35,257,053
Portfolio Turnover	38%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 22.2 AAA 2.4 AA 0.2 A 3.1 BBB 4.6 BB 0.5 B 0.2 Not Rated 2.3 Equities 64.1 Short-Term Investments and Net Other Assets (Liabilities) 0.4 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 22.2 AAA - 2.4 AA - 0.2 A - 3.1 BBB - 4.6 BB - 0.5 B - 0.2 Not Rated - 2.3 Equities - 64.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 21.9 Financials 12.7 Communication Services 8.0 Consumer Discretionary 6.7 Health Care 6.4 Industrials 5.7 Consumer Staples 3.1 Energy 2.6 Real Estate 2.0 Utilities 1.6 Materials 1.0 Common Stocks 63.9 Bonds 35.5 Preferred Stocks 0.2 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 63.9 Bonds - 35.5 Preferred Stocks - 0.2 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 12.8 NVIDIA Corp 5.5 Alphabet Inc Class A 4.8 Apple Inc 4.8 Microsoft Corp 4.3 US Treasury Bonds 4.1 Amazon.com Inc 2.8 Broadcom Inc 1.7 Meta Platforms Inc Class A 1.6 Fannie Mae Mortgage pass-thru certificates 1.6 44.0